Notional Amounts and Related Fair Values of Derivatives Included in Financial Position (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 28, 2012		Jul. 30, 2011		Jul. 28, 2012		Jul. 30, 2011		Jan. 28, 2012		Jan. 29, 2011		Jan. 30, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Assets	$ 2,878	[1]	$ 2,787	[1]	$ 2,878	[1]	$ 2,787	[1]	$ 2,700	[1],[2]	$ 2,392	[2]
Notional Amount, Liabilities	659	[1]	902	[1]	659	[1]	902	[1]	512	[1],[2]	1,056	[2]
Fair Value Assets	24	[1]	13	[1]	24	[1]	13	[1]	18	[1],[2]	6	[2]
Fair Value (Liabilities)	(8)	[1]	(24)	[1]	(8)	[1]	(24)	[1]	(10)	[1],[2]	(19)	[2]
Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Assets	2,661		2,661		2,661		2,661		2,661		2,311
Fair Value Assets	20		11		20		11		18		6
Other non-current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Liabilities	126		522		126		522		223		846
Fair Value (Liabilities)	(2)		(12)		(2)		(12)		(5)		(17)
Accrued expenses and other current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Liabilities	533		380		533		380		289		210
Fair Value (Liabilities)	(6)		(12)		(6)		(12)		(5)		(2)
Prepaid expenses and other current assets
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Assets	217		126		217		126		39		81
Fair Value Assets	4		2		4		2		0		0
Interest Rate Contracts | Derivatives not designated for hedge accounting | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Assets	1,611		1,611		1,611		1,611		1,611		1,611
Fair Value Assets	0		2		0		2		0		4
Interest Rate Contracts | Derivatives not designated for hedge accounting | Other assets | Parent company
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Assets									1,311		1,311
Fair Value Assets									0		3
Interest Rate Contracts | Derivatives not designated for hedge accounting | Other non-current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Liabilities	0		369		0		369		92		353
Fair Value (Liabilities)	0		(10)		0		(10)		(3)		(10)
Interest Rate Contracts | Derivatives not designated for hedge accounting | Accrued expenses and other current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Liabilities	323		0		323		0		249		0
Fair Value (Liabilities)	(4)		0		(4)		0		(4)
Interest Rate Contracts | Derivatives designated as cash flow hedges | Cash flow hedging | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Assets	700		700		700		700		700		700
Fair Value Assets	0		1		0		1		0		2
Interest Rate Contracts | Derivatives designated as cash flow hedges | Cash flow hedging | Other non-current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Liabilities	126		153		126		153		131		143
Fair Value (Liabilities)	(2)		(2)		(2)		(2)		(2)		(2)
Interest Rate Contracts | Derivatives designated as cash flow hedges | Cash flow hedging | Accrued expenses and other current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Liabilities	3		0		3		0		0
Fair Value (Liabilities)	0		0		0		0		0
Interest Rate Contracts | Derivatives designated as cash flow hedges | Fair value hedging | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Assets	350		350		350		350		350		0
Fair Value Assets	20		8		20		8		18		0
Interest Rate Contracts | Derivatives designated as cash flow hedges | Fair value hedging | Other non-current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Liabilities									0		350
Fair Value (Liabilities)									0		(5)
Foreign exchange contracts | Derivatives not designated for hedge accounting | Accrued expenses and other current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Liabilities	207		380		207		380		40		210
Fair Value (Liabilities)	(2)		(12)		(2)		(12)		(1)		(2)
Foreign exchange contracts | Derivatives not designated for hedge accounting | Prepaid expenses and other current assets
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount, Assets	217		126		217		126		39		81
Fair Value Assets	4		2		4		2		0		0
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Total Interest expense	4		4		0		(5)		(2)		(45)		(90)
Interest Expense | Parent company
Derivative Instruments, Gain (Loss) [Line Items]
Total Interest expense									(1)		(35)		(44)
Interest Expense | Derivatives not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Total Interest expense	1		2		(4)		(8)		(8)		(14)		(55)
Interest Expense | Derivatives not designated for hedge accounting | Parent company
Derivative Instruments, Gain (Loss) [Line Items]
Total Interest expense									(1)		(4)		(8)
Interest Expense | Derivatives designated as cash flow hedges | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Total Interest expense									0		(30)		(35)
Interest Expense | Derivatives designated as cash flow hedges | Fair value hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in interest expense on hedged item	0		(8)		2		(9)		(16)		2		0
Total Interest expense	3		2		4		3		6		(1)		0
Interest Expense | Interest Rate Contracts | Derivatives not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on the change in fair value of derivative	2		(2)		3		(1)		(1)		(6)		(3)
Interest Expense | Interest Rate Contracts | Derivatives not designated for hedge accounting | Parent company
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on the change in fair value of derivative									(3)		(5)		2
Interest Expense | Interest Rate Contracts | Derivatives designated as cash flow hedges | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Loss reclassified from Accumulated other comprehensive income (loss) (effective portion) - Interest Rate Contracts									(1)		(31)		(36)
Gain amortized from terminated cash flow hedges									1		1		1
Interest Expense | Interest Rate Contracts | Derivatives designated as cash flow hedges | Cash flow hedging | Parent company
Derivative Instruments, Gain (Loss) [Line Items]
Loss reclassified from Accumulated other comprehensive income (loss) (effective portion) - Interest Rate Contracts									0	[3]	(31)	[3]	(36)	[3]
Interest Expense | Interest Rate Contracts | Derivatives designated as cash flow hedges | Fair value hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of swap basis adjustment									(1)		0		0
Gain (loss) on the change in fair value	3		10		2		12		23		(3)		0
Interest Expense | Inter company loan | Derivatives not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on the change in fair value of derivative	(7)	[4]	1	[4]	(10)	[4]	6	[4]	(4)	[5]	(10)	[5]	(28)	[5]
Interest Expense | Inter company loan | Derivatives not designated for hedge accounting | Parent company
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on the change in fair value of derivative									2	[6]	1	[6]	(10)	[6]
Interest Expense | Merchandise purchases | Derivatives not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on the change in fair value of derivative	$ 6		$ 3		$ 3		$ (13)		$ (3)		$ 2		$ (24)

[1]	Refer to Note 4 entitled "Fair value measurements" for the fair value of our derivative instruments classified within the fair value hierarchy.
[2]	Refer to Note 4 "FAIR VALUE MEASUREMENTS" for the fair value of our derivative instruments classified within the fair value hierarchy.
[3]	Reclassifications from Accumulated other comprehensive income (loss) to Interest expense, net, primarily relate to the amortization of gains (losses) recorded on de-designated contracts.
[4]	Gains and losses related to our short-term, intercompany loan foreign exchange contracts are recorded in Interest expense, in addition to the corresponding foreign exchange gains and losses related to our short-term, cross-currency intercompany loans.
[5]	Gains and losses related to our short-term, intercompany loan foreign exchange contracts are recorded in Interest expense, in addition to the corresponding foreign exchange gains and losses related to our short-term, cross-currency intercompany loans. For further details related to gains and losses resulting from foreign currency transactions, refer to Note 1 entitled "SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES."
[6]	Gains and losses related to our short-term, intercompany loan foreign exchange contracts are recorded in Interest expense, net, in addition to the corresponding foreign exchange gains and losses related to our short-term, cross-currency intercompany loans. For further details related to gains and losses resulting from foreign currency transactions, refer to Note 1 to our Consolidated Financial Statements entitled "SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES."